Note 5 - Contract Liabilities (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total contract liabilities	$ 605,537	$ 639,801
Non-current contract liabilities	(53,782)	(573,224)	$ (46,736)
Current contract liabilities	551,755	66,577	$ 131,797
Service Agreement
Total contract liabilities	91,746	133,510
License Fees
Total contract liabilities	500,000	500,000
Other
Total contract liabilities	$ 13,791	$ 6,291